Consolidated Statements of Income - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Interest income
Loans, including fees	$ 14,024,899	$ 13,809,312
Investment securities - taxable	762,383	479,217
Investment securities - tax exempt	501,530	367,030
Federal funds sold and other interest earning assets	62,685	49,842
Total interest income	15,351,497	14,705,401
Interest expense
Deposits	1,098,987	1,005,317
Securities sold under repurchase agreements	144,620	99,886
Federal Home Loan Bank advances and other borrowings	102,513	84,443
Total interest expense	1,346,120	1,189,646
Net interest income	14,005,377	13,515,755
Provision for loan losses	0	0
Net interest income after provision for loan losses	14,005,377	13,515,755
Noninterest income
Service charges on deposit accounts	758,075	748,310
Mortgage banking income	471,982	393,884
Bank owned life insurance income	179,622	72,264
Net (loss) gain on sale of securities	0	(5,508)
Gain (loss) on sale and write down of other real estate owned	(57,065)	550,474
Gain on sale of loans	0	107,830
Other fees and commissions	112,583	119,006
Total noninterest income	1,465,197	1,986,260
Noninterest expense
Salaries	4,661,703	4,240,524
Employee benefits	1,217,508	1,131,389
Occupancy	649,055	640,083
Furniture and equipment	649,865	609,458
Other	2,356,494	2,082,134
Total noninterest expense	9,534,625	8,703,588
Income before income taxes	5,935,949	6,798,427
Income taxes	2,026,820	2,530,205
Net income	$ 3,909,129	$ 4,268,222
Earnings per share - basic and diluted	$ 2.37	$ 2.61